Critical estimates and judgments	6 Months Ended
Dec. 31, 2020
Critical estimates and judgments
Critical estimates and judgments

4         Critical estimates and judgments

The preparation of interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the interim consolidated financial statements are considered to be:

•	Estimate of minimum guarantee revenue recognition – see note 5
•	Estimate of sponsorship revenue recognition – see note 5
•	Estimate of fair value and impairment of investment properties – see note 15
•	Estimate of fair value of registrations – see note 16
•	Recognition of deferred tax assets – see note 17

Management does not consider there to be any significant judgements in the preparation of the financial statements.

In preparing these interim consolidated financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements for the year ended 30 June 2020, with the exception of changes in estimates that are required in determining the provision for income taxes and sponsorship revenue recognition (see note 5).